                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2004
                                               -------------------


Check here if Amendment [ x ]; Amendment Number    2
This Amendment (Check only one.):    [ ] is a restatement.
                                     [x] adds new holdings entries.

THIS FILING LISTS ONE SECURITIES HOLDING, WHICH WAS NOT REPORTED ON THE AMENDMENT FILED ON MAY 19, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

   /s/ James E. Buck II               Greenwich, Connecticut       July 12, 2005
----------------------------------    ----------------------       -------------
          [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                   1
                                                 -------------

Form 13F Information Table Value Total:          $   3,769
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None

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                                                          FORM 13F INFORMATION TABLE
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      COLUMN 1       COLUMN 2   COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
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                                                                                                              VOTING AUTHORITY
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                     TITLE OF                  VALUE    SHRS OR PRN  SH/   PUT/  INVESTMENT    OTHER
   NAME OF ISSUER     CLASS        CUSIP      (X1000)      AMOUNT    PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
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1. INFONET SERVICES   COM        040228108     3,769        80,700    SH            Sole          0      80,700     0      0
   CORPORATION
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